Share-Based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Details)	3 Months Ended
Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	60.00%
Expected life	6 years 3 months 18 days
Risk free rate, minimum	0.67%
Risk free rate, maximum	0.94%
Expected dividends	0.00%